Leases - Facilities Leased or Subleased by the Company - Additional Information (Details) $ in Thousands		3 Months Ended		6 Months Ended	9 Months Ended
	Jan. 01, 2021 USD ($)	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Sep. 30, 2021 USD ($) Facility
Operating Leased Assets [Line Items]
Lessor, operating lease, description				As of June 30, 2021, the Company leased or subleased 20 facilities (12 owned by the Company and eight leased to the Company), to third-party tenants on a triple net basis, meaning that the lessee (i.e., the third-party tenant of the property) is obligated under the lease or sublease, as applicable, for all costs of operating the property, including insurance, taxes and facility maintenance, as well as the lease or sublease payments, as applicable. The weighted average remaining lease term for our facilities is approximately 6.0 years	As of September 30, 2021, the Company leased or subleased 20 facilities (12 owned by the Company and eight leased to the Company), to third-party tenants on a triple net basis, meaning that the lessee (i.e., the third-party tenant of the property) is obligated under the lease or sublease, as applicable, for all costs of operating the property, including insurance, taxes and facility maintenance, as well as the lease or sublease payments, as applicable. The weighted average remaining lease term for our facilities is approximately 5.8 years.
Number of leased or subleased facilities | Facility					20
Number of skilled nursing facilities sub leased | Facility					8
Transition date				Jan. 01, 2021
Leased and Subleased Facilities
Operating Leased Assets [Line Items]
Weighted average remaining lease term		5 years 9 months 18 days			5 years 9 months 18 days
Lease, expiration date	Aug. 31, 2027
PS Sublease | Powder Springs
Operating Leased Assets [Line Items]
Lessor, operating lease, description				The PS Sublease will expire on August 1, 2027, subject to two five-year optional extensions.	The PS Sublease will expire on August 1, 2027, subject to two five-year optional extensions.
Lease, expiration date	Aug. 01, 2027
Lessor, operating lease, number of optional extensions	two
Base rent equivalent percentage of adjusted EBITDAR for months seven through twenty-four	80.00%
Maximum expected base rent per month beginning with month thirteen	$ 150,000
Expected base rent per month beginning with month twenty-five	140,000
Lessor, operating lease, lease payment, terms and conditions				For the first six months, the base rent under the PS Sublease will equal the adjusted earnings before interest, tax, depreciation, amortization, and rent (“EBITDAR”) as defined in the PS Sublease, of PS Operator, to the extent derived from the Powder Springs Facility. For months seven through twenty-four, the base rent will equal 80% of the Adjusted EBITDAR (as defined in the PS Sublease); however, beginning with month thirteen, the base rent may not exceed $150,000 per month. Beginning with month twenty-five, the base rent will be $140,000 per month.	For the first six months, the base rent under the PS Sublease equated to the adjusted earnings before interest, tax, depreciation, amortization, and rent (“EBITDAR”) as defined in the PS Sublease, of PS Operator, to the extent derived from the Powder Springs Facility. For months seven through twenty-four, the base rent will equal 80% of the Adjusted EBITDAR (as defined in the PS Sublease); however, beginning with month thirteen, the base rent may not exceed $150,000 per month. Beginning with month twenty-five, the base rent will be $140,000 per month.
Maximum adjusted EBITDAR for counterparty to not pay any base rent	0
Conditional reimbursement of base rent to counterparty, maximum adjusted EBITDAR	0
Variable rent		$ 500	$ 100	$ 500	$ 1,000
Straight-line rent per month				$ 100	$ 100
Minimum required monthly average adjusted cash flows of counterparty for non-termination of sublease	$ 100,000
Third Party Operators
Operating Leased Assets [Line Items]
Number of sublease agreements executed, owned by company | Facility					12